SHARE-BASED COMPENSATION - Fair value of the options at the respective grant (Details) - 2015 Plan - Non-employee options	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	37.00%	37.00%	36.00%
Expected volatility, maximum	41.00%	40.00%	38.00%
Risk-free interest rate, minimum	1.70%	2.40%	3.50%
Risk-free interest rate, maximum	2.30%	3.60%	3.70%
Exercise multiples	2.2	2.2	2.2
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 4.08	$ 2.26	$ 2.01
Fair value of share option	3.32	1.59	1.35
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	5.79	3.87	2.26
Fair value of share option	$ 5.03	$ 3.14	$ 1.59